MATERIAL ACCOUNTING POLICY INFORMATION - Non-Current Assets By Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current assets	$ 18,431	$ 22,496
United States
Disclosure of geographical areas [line items]
Non-current assets	9,021	13,321
Australia
Disclosure of geographical areas [line items]
Non-current assets	4,126	4,824
Brazil
Disclosure of geographical areas [line items]
Non-current assets	3,689	3,246
Europe
Disclosure of geographical areas [line items]
Non-current assets	0	498
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	244	450
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 1,351	$ 157